Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Issued capital [Member]	Capital reserve [member]	Treasury shares [member]	Deemed Cost [Member]	Other Comprehensive Incomes [Member]	Legal reserves [Member]	Profit Retention Reserve [Member]	Additional Proposed Dividends [Member]	Accumulated profit [Member]	Shareholders’ equity [Member]	Attributable to non-controlling interests [Member]
Beginning balance, value at Dec. 31, 2021	R$ 22,175,235	R$ 10,800,000	R$ 0	R$ 0	R$ 633,789	R$ (207,619)	R$ 1,457,087	R$ 7,785,092	R$ 1,368,675	R$ 0	R$ 21,837,024	R$ 338,211
Statement [Line Items]
Net income	1,149,321									1,112,007	1,112,007	37,314
Adjustments related to actuarial liabilities, net of taxes	203,192					202,509					202,509	683
Adjustments related to financial assets	6,795					4,757					4,757	2,038
Total comprehensive income	1,359,308					207,266	0	0	0	1,112,007	1,319,273	40,035
Realization - deemed cost, net of taxes	0				(36,513)					36,513
Realization - actuarial gain	0					(3,541)		3,541
Deliberation of additional dividends proposed	(1,368,675)								(1,368,675)		(1,368,675)
Dividends and Interest on equity (JSCP)	(1,010,198)							(891,000)		(79,000)	(970,000)	(40,198)
Investment disposal	0
Long-Term Incentive Plan - ILP	0
Share buyback	0
Allocation proposed to Annual General Meeting - AGM:
Legal reserve	0						55,600			(55,600)
Dividends	(24,445)									(258)	(258)	(24,187)
Profit retention reserve	0							1,013,662		(1,013,662)
Ending balance, value at Dec. 31, 2022	21,131,225	10,800,000	0	0	597,276	(3,894)	1,512,687	7,911,295	0	0	20,817,364	313,861
Statement [Line Items]
Net income	2,327,168									2,258,810	2,258,810	68,358
Adjustments related to actuarial liabilities, net of taxes	(250,119)					(250,837)					(250,837)	718
Adjustments related to financial assets	(4,206)					(2,942)					(2,942)	(1,264)
Total comprehensive income	2,072,843					(253,779)	0	0	0	2,258,810	2,005,031	67,812
Realization - deemed cost, net of taxes	0				(32,553)					32,553
Dividends and Interest on equity (JSCP)	(62,162)											(62,162)
Issuance of shares	2,021,758	2,021,758									2,021,758
Investment disposal	58,132
Long-Term Incentive Plan - ILP	0
Share buyback	0
Allocation proposed to Annual General Meeting - AGM:
Legal reserve	0						112,941			(112,941)
Interest on equity (JSCP)	(971,886)							(44,160)		(913,840)	(958,000)	(13,886)
Dividends	(111)								131,211	(131,211)		(111)
Profit retention reserve	0							1,133,371		(1,133,371)
Ending balance, value at Dec. 31, 2023	24,191,667	12,821,758	0	0	564,723	(257,673)	1,625,628	9,000,506	131,211	0	23,886,153	305,514
Statement [Line Items]
Net income	2,799,370									2,809,631	2,809,631	(10,261)
Adjustments related to actuarial liabilities, net of taxes	240,037					239,888					239,888	149
Adjustments related to financial assets	(475)					(184)					(184)	(291)
Total comprehensive income	3,038,932					239,704	0	0	0	2,809,631	3,049,335	(10,403)
Realization - deemed cost, net of taxes	0				(33,364)					33,364
Realization - actuarial gain	0					4,018		(4,018)
Deliberation of additional dividends proposed	(131,211)								(131,211)		(131,211)
Dividends and Interest on equity (JSCP)	(1,118,805)							(114,888)		(970,222)	(1,085,110)	(33,695)
Investment disposal	47,066
Gains (losses) on disposals of investments	(299,199)											(299,199)
Long-Term Incentive Plan - ILP	5,595		5,595								5,595
Share buyback	(50,044)			(50,044)							(50,044)
Allocation proposed to Annual General Meeting - AGM:
Legal reserve	0						140,482			(140,482)
Dividends	0							(577,570)	1,250,025	(672,455)
Profit retention reserve	0							1,059,836		(1,059,836)
Ending balance, value at Dec. 31, 2024	R$ 25,636,935	R$ 12,821,758	R$ 5,595	R$ (50,044)	R$ 531,359	R$ (13,951)	R$ 1,766,110	R$ 9,363,866	R$ 1,250,025	R$ 0	R$ 25,674,718	R$ (37,783)